Non-controlling Interests (Details 4) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Employee Benefits [Line Items]
Net sales	$ 1,698,360,794	$ 1,558,897,708	$ 1,498,371,715
Net income of year	148,108,419	140,081,887	140,525,590
Vina San Pedro Tarapaca S.A [Member] | Non-controlling interests [member]
Disclosure Of Employee Benefits [Line Items]
Net sales	204,453,782	201,402,052	189,515,048
Net income of year	$ 17,715,119	$ 28,021,996	$ 26,025,149